WARRANTS (Tables)	9 Months Ended	12 Months Ended
	Nov. 30, 2023	Feb. 28, 2023
Warrants
SCHEDULE OF WARRANTS FAIR VALUE ASSUMPTIONS

The assumptions used to determine the fair value of the Warrants as follows:

Year Ended February 28, 2023
Expected life (years)	2
Risk-free interest rate	4.78%
Expected volatility	224.92%
Dividend yield	0%

The assumptions used to determine the fair value of the Warrants as follows:

	Years Ended February 28,
	2023	2022
Expected life (years)	2	N/A
Risk-free interest rate	4.78%	N/A
Expected volatility	224.92%	N/A
Dividend yield	0%	N/A

SCHEDULE OF WARRANT ACTIVITY

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contract Term	Intrinsic Value
Outstanding, February 28, 2023	11,000,000	$0.25	2
Issued	—	$—	—
Cancelled	—	$—	—
Exercised	—	$—	—
Outstanding, November 30, 2023	11,000,000	$0.25	1.47	$660,000

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contract Term	Intrinsic Value
Outstanding, February 28, 2022	—	—	—
Issued	11,000,000	$0.25	2
Cancelled	—	$—	—
Exercised	—	$—	—
Outstanding, February 28, 2023	11,000,000	$0.25	1.97	$2,519,000